Goodwill (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Goodwill [Abstract]
Schedule of Goodwill

The following table summarizes the Company’s carrying amount of goodwill during the three months ended March 31, 2025, and the year ended December 31, 2024:

Goodwill
Balance at December 31, 2023	$1,679,978
Acquisition	-
Impairment	-
Balance at December 31, 2024	$1,679,978
Acquisition	-
Impairment	-
Balance at March 31, 2025	$1,679,978

The following table summarizes the Company's carrying amount of goodwill during the years ended December 31, 2024, and December 31, 2023:

Goodwill
Balance at December 31, 2022	$5,805,438
Acquisition	-
Impairment	(4,125,460)
Balance at December 31, 2023	$1,679,978
Acquisition	-
Impairment	-
Balance at December 31, 2024	$1,679,978